Statements of comprehensive income - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statements of comprehensive income
Net profit for the year	$ 2,292	$ 6,790	$ 8,099
Gains/(losses) recognised in equity on:
Available-for-sale securities			(102)
Debt securities measured at fair value through other comprehensive income (FVOCI)	357	(46)
Cash flow hedging instruments	(95)	(203)	(161)
Transferred to income statements:
Available-for-sale securities			66
Debt securities measured at FVOCI	(79)	(29)
Cash flow hedging instruments	218	197	203
Foreign currency translation reserve	55	(10)	(3)
Loss allowance on debt instruments measured at FVOCI	2
Exchange differences on translation of foreign operations (net of associated hedges)	(168)	182	181
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve			9
Debt instruments measured at FVOCI	(81)	20
Cash flow hedging instruments	(36)	2	(13)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity instruments measured at FVOCI (net of tax)	(21)	11
Own credit adjustment on financial liabilities measured at fair value (net of tax)	(39)	(10)	43
Remeasurement of defined benefit obligation recognised in equity (net of tax)	(115)	(276)	45
Other comprehensive income for the year (net of tax)	(2)	(162)	268
Total comprehensive income for the year	2,290	6,628	8,367
Attributable to:
Owners of WBC	2,291	6,620	8,363
NCI	(1)	8	4
Total comprehensive income for the year	2,290	6,628	$ 8,367
Parent Entity
Statements of comprehensive income
Net profit for the year	2,658	7,121
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	289	(39)
Cash flow hedging instruments	(28)	(121)
Transferred to income statements:
Debt securities measured at FVOCI	(79)	(29)
Cash flow hedging instruments	150	128
Foreign currency translation reserve	55
Loss allowance on debt instruments measured at FVOCI	2
Exchange differences on translation of foreign operations (net of associated hedges)	(131)	162
Income tax on items taken to or transferred from equity:
Debt instruments measured at FVOCI	(62)	18
Cash flow hedging instruments	(37)	(3)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity instruments measured at FVOCI (net of tax)	1	(2)
Own credit adjustment on financial liabilities measured at fair value (net of tax)	(39)	(10)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	(110)	(268)
Other comprehensive income for the year (net of tax)	11	(164)
Total comprehensive income for the year	2,669	6,957
Attributable to:
Owners of WBC	2,669	6,957
Total comprehensive income for the year	$ 2,669	$ 6,957